Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 3,393	$ 4,872	$ 16,373	$ 16,398	$ 23,068	$ 24,029
Operating expenses:
General and administrative	960,128	901,592	2,973,055	2,773,685	3,656,684	2,625,881
Depreciation and amortization	500	500	1,500	1,500	2,000	2,000
Impairment of assets						2,096,089
Total operating expenses	960,628	902,092	2,974,555	2,775,185	3,658,684	4,723,970
Loss from operations	(957,235)	(897,220)	(2,958,182)	(2,758,787)	(3,635,616)	(4,699,941)
Other income (expense):
Interest expense	(369,509)	(110,426)	(498,516)	(419,862)	(509,633)	(919,095)
Gain (loss) on change in derivative liabilities	(29,929)	366,516	1,025,685	4,556,954	5,108,229	8,979,516
Gain on forgiveness of debt				6,034	6,034	(16,490,508)
Total other income (expense)	(399,438)	256,090	527,169	4,143,126	4,604,630	(8,420,586)
Income (loss) before income taxes	(1,356,673)	(641,130)	(2,431,013)	1,384,339	969,014	(13,120,527)
Provision for income taxes
Net income (loss)	$ (1,356,673)	$ (641,130)	$ (2,431,013)	$ 1,384,339	$ 969,014	$ (13,120,527)
Weighted average number of common shares outstanding:
Basic	733,766,705	489,742,350	700,195,180	388,527,788	433,143,911	195,725,543
Diluted	733,766,705	489,742,350	700,195,180	4,099,936,067	4,337,208,296	195,725,543
Net income per common share:
Basic	$ (0.0018)	$ (0.0013)	$ (0.0035)	$ 0.0036	$ 0.00	$ (0.07)
Diluted	$ (0.0018)	$ (0.0013)	$ (0.0035)	$ 0.0000	$ 0.00	$ (0.07)